Summary of Significant Accounting Policies - Restructuring Costs (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Accounting Policies [Abstract]
Severance Costs	$ 825	$ 4,318
Other Restructuring Costs	160	35
Restructuring and other expenses	$ 985	$ 4,353